UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: September 30, 2019

Date of reporting period: September 30, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

MESIROW FINANCIAL HIGH YIELD FUND

MESIROW FINANCIAL SMALL CAP VALUE SUSTAINABILITY FUND

(FORMERLY, MESIROW FINANCIAL SMALL CAP VALUE FUND)

Annual Report

September 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 833-MESIROW (833-637-4769).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 833-MESIROW (833-637-4769). Your election to receive reports in paper will apply to all Funds held with your financial intermediary if you invest through a financial intermediary or all Mesirow Financial Investment Management, Inc. Funds if you invest directly with the Funds.

Investment Adviser:

Mesirow Financial Investment Management, Inc.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL SEPTEMBER 30, 2019

The Funds files their complete schedule of investments with the US Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Fund’s Form N-Q and Form N-PORT reports are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 833-MESIROW (833-637-4769); and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL SEPTEMBER 30, 2019

LETTER TO SHAREHOLDERS (Unaudited)

Dear Shareholders,

We present our first annual report as the Mesirow Financial funds were launched on December 3, 2018 (High Yield Fund) and December 19, 2018 (Small Cap Value Sustainability Fund). This annual report is for the fiscal year ended September 30, 2019.

There have been many moments over the past fiscal year where equity markets have seemingly lumbered awkwardly without purpose, looking for a signal or omen to provide direction. In the midst of this ambiguity, there has been a significant increase in market volatility driven by a burgeoning trade war, lower economic activity, and slowing earnings growth. Initially, the Federal Reserve (FED) was steadfast in its efforts to maintain higher interest rates but eventually capitulated from its normalization path and began to cut its target rate in the latter part of the year. Recent history implies that monetary stimulus will reduce financial and economic stress and help elevate equity prices. However, there appears to be enough genuine concern related to slower global growth that monetary stimulus alone may not be sufficient drive higher asset values.

The fiscal year began in the middle of a modest corrective phase for equity markets which by December of 2018 had turn into a precipitous decline of panic selling driven by increasingly antagonistic trade policy rhetoric and higher tariffs on foreign goods which began to have a negative impact in certain areas of the economy. Furthermore, weakening global economic data began to have a negative impact on growth forecasts which along with the FED’s desire to stay-the-course on tighter monetary policy and the corresponding increase in the Fed funds rate resulted in one of the worst December market performances on record.

As the year has progressed, small cap equities and high-yield securities began posting stronger returns as some of the risk factors that were negatively impacting the market began to abate. Investor sentiment improved dramatically as the possibility of better trade relations between the US and China positively influenced prices, though no real policy resolution has been reached and the outcome remains uncertain. In addition, the FED changed course and adopted a more accommodative rate policy which should help support asset values and economic growth.

However, the battle between easier FED policy and the reality of slowing global economic activity still persists. Knowing what we know now, it is hard to imagine that only a year ago FED governors set the expectation of three rate increases in 2019. Earnings growth and economic activity were stronger, and the fear was not of a sluggish economy, but instead a robust economy at risk of overheating. Fast forward 12 months and both earnings growth and economic growth have slowed considerably.

Though there continues to be significant downward revisions in both forecasted earnings for companies and underlying U.S. economic activity, the overall environment for equities has improved more recently as U.S. data stabilized. Additionally, increased optimism that the FED’s stimulus will create positive demand trends has given investors more incentive to aggressively increase exposure to smaller, more cyclical areas of the market.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL SEPTEMBER 30, 2019

As the market cycle continues to mature, we would expect that company fundamentals and valuations will be increasingly important to investment results. We continue to see considerable opportunities in smaller companies, in general, and small cap value companies in particular. We would also expect that moderating returns in a more mature phase of the market cycle would benefit active managers. We remain focused on revenue visibility, internal cost saving opportunities, and pricing power as ways to differentiate performance results through investment selection.

As always, we thank you for your confidence and the opportunity to manage your capital.

Sincerely,

Robert Sydow

Chief Investment Officer, Mesirow Financial High Yield Fixed Income

And

Kathryn Vorisek

Chief Investment Officer, Mesirow Financial Equity Management

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL SEPTEMBER 30, 2019

Definition of the Comparative Index (Unaudited)

Bloomberg Barclays U.S. Corporate High Yield Bond Index The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on Barclays EM country definition, are excluded.

The Russell 2000 Value Index® offers investors access to the small-cap value segment of the U.S. equity universe. The Russell 2000 Value Index® is constructed to provide a comprehensive and unbiased barometer of the small-cap value market. Based on ongoing empirical research of investment manager behavior, the methodology used to determine value probability approximates the aggregate small-cap value manager’s opportunity set.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL HIGH YIELD FUND SEPTEMBER 30, 2019 (Unaudited)

The Mesirow Financial High Yield Fund returned 7.53% since inception, trailing the Bloomberg Barclays U.S. Corporate High Yield Index which returned 8.55% for the same period.

For the year, perceived liquidity appears to be the priority of high yield investors as rating and issue size has driven returns. Being underweight higher-rated securities and overweight lower-rated securities was a portfolio detraction this year, as was being overweight smaller issue sizes and underweight larger issue sizes.

The portfolio benefitted the most from its allocation and security selection decisions in the energy and capital goods sectors, while portfolio laggards were communications, consumer cyclical and technology sectors largely due to credit selection.

Comparison of Change in the Value of a $1,000,000 Investment in the High Yield Fund, Institutional Shares versus the Bloomberg Barclays U.S. Corporate High Yield Bond Index.

Cumulative Total Return For The Period Ended September 30, 2019
Cumulative Inception to Date*
Institutional Shares	7.53%
Investor Shares†	7.51%
Bloomberg Barclays U.S. Corporate High Yield Bond Index	8.55%

* The High Yield Fund commenced operations on December 3, 2018.

† The graph is based on Institutional Shares only. Returns for Investor Shares are substantially similar to those of the Institutional Shares and differ only to the extent that Investor Shares have higher total annual fund operating expenses than Institutional Shares.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL HIGH YIELD FUND SEPTEMBER 30, 2019 (Unaudited)

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of the comparative index on page 3.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL

SMALL CAP VALUE SUSTAINABILITY FUND SEPTEMBER 30, 2019 (Unaudited)

The Mesirow Financial Small Cap Value Sustainability Fund returned 11.45% since inception, slightly beating the Russell 2000 Value Index® return of 10.01% for the same period.

This outperformance was driven mostly by stock selection, which contributed approximately 250 basis of performance. Stock selection was fairly broad-based with six of nine sectors making positive contributions.

The most meaningful contribution from stock selection was generated by the technology, consumer discretionary and producer durables sectors, which more than offset negative contributions from the financial services and materials sectors.

Sector allocation (ex-cash) was also slightly positive as the portfolio benefited from an overweight in producer durables and technology, as well as an underweight in energy. This more than offset negative allocation from an underweight in financial services.

Comparison of Change in the Value of a $100,000 Investment in the Small Cap Value Sustainability Fund, Institutional Shares versus the Russell 2000 Value Index®.

Cumulative Total Return For The Period Ended September 30, 2019
Cumulative Inception to Date*
Institutional Shares	11.45%
Investor Shares†	11.45%
Russell 2000 Value Index®	10.01%

* The Small Cap Value Sustainability Fund commenced operations on December 19, 2018.

† The graph is based on Institutional Shares only. Returns for Investor Shares are substantially similar to those of the Institutional Shares and differ only to the extent that Investor Shares have higher total annual fund operating expenses than Institutional Shares.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND SEPTEMBER 30, 2019 (Unaudited)

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of the comparative index on page 3.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL HIGH YIELD FUND SEPTEMBER 30, 2019

SECTOR WEIGHTINGS (Unaudited)†

† Percentages are based on total investments

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 89.2%

	Face Amount	Value
Communication Services — 10.2%
CommScope Callable 03/01/2022 @ $103 6.000%, 03/01/2026(A)	$310,000	$320,788
Diamond Sports Group Callable 08/15/2022 @ $103 6.625%, 08/15/2027(A)	160,000	166,000
Getty Images Callable 03/01/2022 @ $105 9.750%, 03/01/2027(A)	320,000	323,120
HC2 Holdings Callable 06/01/2020 @ $106 11.500%, 12/01/2021(A)	407,000	358,160
Meredith Callable 02/01/2021 @ $103 6.875%, 02/01/2026	300,000	304,875
Salem Media Group Callable 06/01/2020 @ $103 6.750%, 06/01/2024(A)	400,000	346,000
Scripps Escrow Callable 07/15/2022 @ $104 5.875%, 07/15/2027(A)	230,000	233,738
Townsquare Media Callable 10/31/2019 @ $103 6.500%, 04/01/2023(A)	375,000	374,063

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL HIGH YIELD FUND SEPTEMBER 30, 2019

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Urban One Callable 10/31/2019 @ $102 7.375%, 04/15/2022(A)	$350,000	$341,250

		2,767,994

Consumer Discretionary — 15.4%
Arrow Bidco Callable 03/15/2021 @ $105 9.500%, 03/15/2024(A)	420,000	419,999
Cooper-Standard Automotive Callable 11/15/2021 @ $103 5.625%, 11/15/2026(A)	395,000	359,944
Core & Main Holdings Callable 09/15/2020 @ $102 8.625% cash/9.375% PIK, 09/15/2024(A)	200,000	201,500
Delphi Technologies 5.000%, 10/01/2025(A)	350,000	309,750
H&E Equipment Services Callable 09/01/2020 @ $104 5.625%, 09/01/2025	100,000	102,940
LBC Tank Terminals Holding Netherlands BV Callable 10/31/2019 @ $102 6.875%, 05/15/2023(A)	400,000	407,500
Mattel Callable 05/01/2041 @ $100 5.450%, 11/01/2041	290,000	226,200
Panther BF Aggregator 2 Callable 05/15/2022 @ $104 8.500%, 05/15/2027(A)	350,000	354,375
Party City Holdings Callable 08/01/2021 @ $103 6.625%, 08/01/2026(A)	360,000	356,400
Performance Food Group Callable 10/15/2022 @ $103 5.500%, 10/15/2027(A)	80,000	84,200
Staples Callable 04/15/2022 @ $105 10.750%, 04/15/2027(A)	290,000	297,975
Callable 04/15/2022 @ $104 7.500%, 04/15/2026(A)	90,000	92,727

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL HIGH YIELD FUND SEPTEMBER 30, 2019

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Titan International Callable 11/30/2019 @ $105 6.500%, 11/30/2023	$330,000	$262,350
Vista Outdoor Callable 10/31/2019 @ $103 5.875%, 10/01/2023	390,000	362,700
Williams Scotsman International Callable 08/15/2020 @ $103 6.875%, 08/15/2023(A)	310,000	324,725

		4,163,285

Consumer Staples — 13.2%
Algeco Global Finance Callable 02/15/2020 @ $104 8.000%, 02/15/2023(A)	426,000	425,062
Avon International Capital Callable 10/31/2019 @ $104 6.500%, 08/15/2022(A)	220,000	227,975
Cardtronics Callable 05/01/2020 @ $104 5.500%, 05/01/2025(A)	320,000	324,800
Cimpress Callable 06/15/2021 @ $105 7.000%, 06/15/2026(A)	350,000	361,305
Clearwater Seafoods Callable 05/01/2020 @ $105 6.875%, 05/01/2025(A)	315,000	323,663
Emeco Pty Callable 03/31/2020 @ $105 9.250%, 03/31/2022	397,000	416,850
Global A&T Electronics Callable 10/30/2019 @ $101 8.500%, 01/12/2023	200,000	187,292
HLF Financing Sarl Callable 08/15/2021 @ $104 7.250%, 08/15/2026(A)	300,000	303,000
Quad 7.000%, 05/01/2022	320,000	326,400
Simmons Foods Callable 11/01/2020 @ $103 5.750%, 11/01/2024(A)	380,000	370,500

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL HIGH YIELD FUND SEPTEMBER 30, 2019

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Spectrum Brands Callable 10/01/2024 @ $103 5.000%, 10/01/2029(A)	$40,000	$40,700
Tms International Holding Callable 08/15/2020 @ $104 7.250%, 08/15/2025(A)	310,000	265,825

		3,573,372

Energy — 11.5%
Archrock Partners Callable 04/01/2022 @ $105 6.875%, 04/01/2027(A)	30,000	31,836
Conuma Coal Resources Callable 05/01/2020 @ $105 10.000%, 05/01/2023(A)	340,000	341,700
Ensign Drilling Callable 04/15/2021 @ $105 9.250%, 04/15/2024(A)	300,000	280,500
Global Partners Callable 08/01/2022 @ $104 7.000%, 08/01/2027(A)	190,000	195,700
Natural Resource Partners Callable 10/30/2021 @ $105 9.125%, 06/30/2025(A)	350,000	335,563
SemGroup Callable 03/15/2021 @ $104 7.250%, 03/15/2026	20,000	21,650
Callable 10/16/2019 @ $103 5.625%, 11/15/2023	330,000	337,425
Summit Midstream Holdings Callable 04/15/2020 @ $104 5.750%, 04/15/2025	248,000	209,362
SunCoke Energy Partners Callable 06/15/2020 @ $106 7.500%, 06/15/2025(A)	440,000	391,600
TransMontaigne Partners Callable 02/15/2021 @ $105 6.125%, 02/15/2026	319,000	307,038
USA Compression Partners Callable 04/01/2021 @ $105 6.875%, 04/01/2026	300,000	311,250
Callable 09/01/2022 @ $105 6.875%, 09/01/2027(A)	10,000	10,325

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL HIGH YIELD FUND SEPTEMBER 30, 2019

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Welltec Callable 12/01/2019 @ $107 9.500%, 12/01/2022(A)	$350,000	$343,000

		3,116,949

Financials — 6.3%
AG Merger Sub II Callable 08/01/2022 @ $108 10.750%, 08/01/2027(A)	160,000	162,400
Allied Universal Holdco Callable 07/15/2022 @ $103 6.625%, 07/15/2026(A)	190,000	200,688
CNG Holdings Callable 06/15/2021 @ $106 12.500%, 06/15/2024(A)	240,000	233,400
Compass Group Diversified Holdings Callable 05/01/2021 @ $104 8.000%, 05/01/2026(A)	350,000	370,125
CoreCivic Callable 07/15/2027 @ $100 4.750%, 10/15/2027	410,000	360,288
VistaJet Malta Finance Callable 06/01/2022 @ $105 10.500%, 06/01/2024(A)	380,000	368,600

		1,695,501

Industrials — 18.4%
Advanced Drainage Systems Callable 09/30/2022 @ $103 5.000%, 09/30/2027(A)	25,000	25,344
Brand Industrial Services Callable 07/15/2020 @ $106 8.500%, 07/15/2025(A)	310,000	292,950
Cleaver-Brooks Callable 12/15/2019 @ $104 7.875%, 03/01/2023(A)	310,000	293,725
Energizer Holdings Callable 07/15/2021 @ $103 6.375%, 07/15/2026(A)	240,000	257,074
F-Brasile Callable 08/15/2022 @ $104 7.375%, 08/15/2026(A)	140,000	145,600

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL HIGH YIELD FUND SEPTEMBER 30, 2019

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FXI Holdings Callable 11/01/2020 @ $104 7.875%, 11/01/2024(A)	$335,000	$291,450
Granite Holdings US Acquisition Callable 10/01/2022 @ $106 11.000%, 10/01/2027(A)	350,000	337,750
Grinding Media Callable 12/15/2019 @ $104 7.375%, 12/15/2023(A)	479,000	457,444
JPW Industries Holding Callable 10/01/2020 @ $107 9.000%, 10/01/2024(A)	390,000	368,550
Koppers Callable 02/15/2020 @ $105 6.000%, 02/15/2025(A)	433,000	433,272
Matthews International Callable 12/01/2020 @ $104 5.250%, 12/01/2025(A)	213,000	201,818
New Enterprise Stone & Lime Callable 03/15/2021 @ $103 6.250%, 03/15/2026(A)	300,000	306,750
Park-Ohio Industries Callable 04/15/2022 @ $103 6.625%, 04/15/2027	338,000	322,790
TransDigm Callable 06/15/2021 @ $103 6.375%, 06/15/2026	300,000	315,750
Trident TPI Holdings Callable 08/01/2021 @ $105 9.250%, 08/01/2024(A)	220,000	215,600
Triumph Group Callable 08/15/2020 @ $106 7.750%, 08/15/2025	380,000	383,439
Waste Pro USA Callable 02/15/2021 @ $104 5.500%, 02/15/2026(A)	320,000	329,907

		4,979,213

Information Technology — 3.0%
Donnelley Financial Solutions Callable 10/15/2021 @ $102 8.250%, 10/15/2024	400,000	415,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL HIGH YIELD FUND SEPTEMBER 30, 2019

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Exela Intermediate Callable 07/15/2020 @ $105 10.000%, 07/15/2023(A)	$410,000	$229,600
Granite Merger Sub 2 Callable 07/15/2022 @ $108 11.000%, 07/15/2027(A)	170,000	169,150

		813,750

Materials — 11.2%
Baffinland Iron Mines Callable 07/15/2021 @ $107 8.750%, 07/15/2026(A)	390,000	399,380
Consolidated Energy Finance Callable 06/15/2020 @ $105 6.875%, 06/15/2025(A)	360,000	360,900
Cornerstone Chemical Callable 08/15/2020 @ $103 6.750%, 08/15/2024(A)	370,000	341,680
Mercer International Callable 01/15/2021 @ $104 7.375%, 01/15/2025	330,000	343,728
Callable 01/15/2021 @ $104 7.375%, 01/15/2025(A)	20,000	20,832
Neon Holdings Callable 04/01/2022 @ $105 10.125%, 04/01/2026(A)	84,000	84,630
OCI Callable 04/15/2020 @ $103 6.625%, 04/15/2023(A)	320,000	334,784
Rain CII Carbon Callable 04/01/2020 @ $105 7.250%, 04/01/2025(A)	440,000	420,199
Schweitzer-Mauduit International Callable 10/01/2021 @ $105 6.875%, 10/01/2026(A)	350,000	370,125
Venator Finance Sarl Callable 07/15/2020 @ $104 5.750%, 07/15/2025(A)	430,000	362,275

		3,038,533

TOTAL CORPORATE OBLIGATIONS (Cost $24,122,063)		24,148,597

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL HIGH YIELD FUND SEPTEMBER 30, 2019

LOAN PARTICIPATIONS — 9.1%

	Face Amount	Value
Aptos, Inc., Initial Term Loan, 1st Lien
7.696%, VAR LIBOR+7.696%, 07/23/2025	$496,250	$486,736
ASP Unifrax Holdings, Inc., Term Loan, 2nd Lien
10.627%, VAR LIBOR+10.627%, 12/14/2026	350,000	316,166
Calceus Acquisition, Inc., Initial Term Loan, 1st Lien
7.544%, VAR LIBOR+7.544%, 02/12/2025	296,250	295,418
ConvergeOne Holdings, Corp., Initial Term Loan, 2nd Lien
10.544%, VAR LIBOR+10.544%, 01/04/2027	140,000	119,000
Forming Machining Industries Holdings, LLC, Initial Term Loan, 2nd Lien
10.354%, VAR LIBOR+10.354%, 10/09/2026	500,000	474,999
Getty Images, Inc., Initial Dollar Term Loan, 1st Lien 6.563%, VAR LIBOR+6.563%, 02/19/2026	297,750	296,386
MRO Holdings, Inc., Initial Term Loan, 1st Lien 7.104%, VAR LIBOR+7.104%, 06/04/2026	299,250	294,013
PowerTeam Services, LLC, Initial Term Loan, 1st Lien 5.354%, VAR LIBOR+5.354%, 03/06/2025	210,000	177,450

TOTAL LOAN PARTICIPATIONS (Cost $2,526,421)		2,460,168

TOTAL INVESTMENTS — 98.3% (Cost $26,648,484)		$26,608,765

Percentages are based on Net Assets of $27,070,591.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of September 30, 2019 was $18,631,270 and represents 68.8% of Net Assets.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL HIGH YIELD FUND SEPTEMBER 30, 2019

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

PIK — Payment-in-Kind

VAR — Variable Rate

As of September 30, 2019, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL

SMALL CAP VALUE SUSTAINABILITY FUND SEPTEMBER 30, 2019

SECTOR WEIGHTINGS (Unaudited)†

† Percentages are based on total investments

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.2%

	Shares	Value
Communication Services — 1.3%
Cinemark Holdings	3,450	$133,308

Consumer Discretionary — 13.4%
Aaron’s	2,235	143,621
Adtalem Global Education *	2,565	97,701
Brunswick	1,995	103,979
Callaway Golf	5,185	100,641
Deckers Outdoor *	825	121,572
Denny’s *	4,910	111,776
Extended Stay America	8,455	123,781
Helen of Troy *	925	145,836
Jack in the Box	1,620	147,614
Kontoor Brands	3,115	109,337
Wyndham Hotels & Resorts	2,535	131,161

		1,337,019

Consumer Staples — 1.3%
Darling Ingredients *	6,955	133,049

Energy — 4.7%
Dril-Quip *	2,385	119,679
Helmerich & Payne	2,700	108,189

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL

SMALL CAP VALUE SUSTAINABILITY FUND SEPTEMBER 30, 2019

COMMON STOCK — continued

	Shares	Value
Energy — continued
Parsley Energy, Cl A	7,765	$130,452
WPX Energy *	10,190	107,912

		466,232

Financials — 19.4%
Ameris Bancorp	2,965	119,312
Banner	2,480	139,302
CenterState Bank	5,250	125,921
Enterprise Financial Services	3,425	139,569
Hanover Insurance Group	1,120	151,805
Horace Mann Educators	2,180	100,999
IBERIABANK	1,945	146,925
Kemper	2,040	159,017
Pinnacle Financial Partners	2,530	143,578
Selective Insurance Group	1,505	113,161
Simmons First National, Cl A	3,890	96,861
Sterling Bancorp	5,785	116,047
TCF Financial	2,915	110,974
Webster Financial	2,965	138,970
Wintrust Financial	1,995	128,937

		1,931,378

Health Care — 4.8%
Addus HomeCare *	1,555	123,280
Pacira BioSciences *	1,945	74,046
Premier, Cl A *	3,065	88,640
Syneos Health, Cl A *	1,825	97,108
Vocera Communications *	4,050	99,833

		482,907

Industrials — 17.1%
AECOM *	3,675	138,033
Brink’s	1,194	99,042
Clean Harbors *	1,895	146,294
Curtiss-Wright	1,070	138,426
ICF International	1,240	104,743
ITT	2,530	154,811
ManpowerGroup	1,325	111,618
PGT Innovations *	5,675	98,007
Proto Labs *	970	99,037
SPX *	3,795	151,838
SPX FLOW *	2,950	116,407
Stericycle *	1,970	100,332
Univar Solutions *	6,655	138,158
Werner Enterprises	3,085	108,901

		1,705,647

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL

SMALL CAP VALUE SUSTAINABILITY FUND SEPTEMBER 30, 2019

COMMON STOCK — continued

	Shares	Value
Information Technology — 12.1%
CACI International, Cl A *	590	$136,443
CTS	4,765	154,195
Itron *	1,350	99,846
Knowles *	7,500	152,550
MKS Instruments	1,605	148,109
NIC	4,635	95,713
Nuance Communications *	8,120	132,437
Perficient *	3,335	128,664
SYNNEX	1,365	154,109

		1,202,066

Materials — 5.4%
Allegheny Technologies *	7,255	146,914
Ashland Global Holdings	1,850	142,543
Ingevity *	1,702	144,398
Olin	5,310	99,403

		533,258

Real Estate — 11.5%
Brandywine Realty Trust ‡	9,970	151,046
Columbia Property Trust ‡	7,150	151,223
DiamondRock Hospitality ‡	14,905	152,776
Four Corners Property Trust ‡	4,035	114,110
Life Storage ‡	1,165	122,803
Piedmont Office Realty Trust, Cl A ‡	7,050	147,204
Summit Hotel Properties ‡	12,985	150,626
Weingarten Realty Investors ‡	5,545	161,525

		1,151,313

Utilities — 6.2%
ALLETE	1,135	99,210
IDACORP	925	104,220
Northwest Natural Holding	1,815	129,482
Southwest Gas Holdings	1,375	125,180
Spire	1,865	162,702

		620,794

TOTAL COMMON STOCK
(Cost $9,319,132)		9,696,971

TOTAL INVESTMENTS — 97.2%
(Cost $9,319,132)		$9,696,971

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL

SMALL CAP VALUE SUSTAINABILITY FUND SEPTEMBER 30, 2019

Percentages are based on Net Assets of $9,977,687.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

As of September 30, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended September 30, 2019, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL SEPTEMBER 30, 2019

STATEMENTS OF ASSETS AND LIABILITIES

	High Yield Fund	Small Cap Value Sustainability Fund
Assets:
Investments, at Value (Cost $26,648,484 and $9,319,132)	$26,608,765	$9,696,971
Interest and Dividend Receivable	553,718	7,333
Cash	148,038	221,585
Due from Investment Adviser	26,790	37,450
Deferred Offering Costs	15,201	18,344
Receivable for Investment Securities Sold	–	193,919
Prepaid Expenses	3,017	1,789

Total Assets	27,355,529	10,177,391

Liabilities:
Payable for Investment Securities Purchased	229,434	159,646
Audit Fees Payable	13,800	12,300
Payable Due to Administrator	9,452	9,452
Chief Compliance Officer Fees Payable	5,489	2,074
Offering Costs (See Note 2)	2,740	4,233
Distribution Fees Payable (Investor Shares)	8	–
Other Accrued Expenses	24,015	11,999

Total Liabilities	284,938	199,704

Net Assets	$27,070,591	$9,977,687

Net Assets Consist of:
Paid-in Capital	$26,597,711	$8,841,168
Total Distributable Earnings	472,880	1,136,519

Net Assets	$27,070,591	$9,977,687

Institutional Shares
Net Assets	$27,029,810	$9,977,576
Shares Issued and Outstanding (unlimited authorization — no par value)	2,653,972	895,905
Net Asset Value, Offering and Redemption Price Per Share	$10.18	$11.14

Investor Shares
Net Assets	$40,781	$111
Shares Issued and Outstanding (unlimited authorization — no par value)	4,003	10
Net Asset Value, Offering and Redemption Price Per Share	$10.19	$11.14	*

*Net Assets divided by Shares do not calculate to the stated NAV because Net Assets are shown rounded.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL FOR THE PERIOD ENDED SEPTEMBER 30, 2019

STATEMENTS OF OPERATIONS

	High Yield Fund(1)	Small Cap Value Sustainability Fund(2)
Investment Income:
Interest Income	$1,547,864	$6,265
Dividend Income	69,624	121,995
Less: Foreign Taxes Withheld	(1,475)	–

Total Investment Income	1,616,013	128,260

Expenses:
Investment Advisory Fees (Note 5)	118,193	59,993
Administration Fees (Note 4)	94,836	89,795
Trustees’ Fees	12,748	5,627
Chief Compliance Officer Fees (Note 3)	8,432	3,491
Distribution Fees (Investor Shares)	44	–
Offering Costs	53,234	48,014
Transfer Agent Fees (Note 4)	50,679	37,849
Legal Fees	36,445	37,955
Audit Fees	27,600	24,600
Printing Fees	17,305	6,695
Registration Fees	5,069	2,108
Custodian Fees (Note 4)	1,738	3,806
Other Expenses	19,854	5,487

Total Expenses	446,177	325,420

Less:
Waiver of Investment Advisory Fees (Note 5)	(118,193)	(59,993)
Reimbursement by Investment Adviser	(166,781)	(187,034)

Net Expenses	161,203	78,393

Net Investment Income	1,454,810	49,867

Net Realized Gain on Investments	497,206	712,823
Net Unrealized Appreciation (Depreciation) on Investments	(39,719)	377,839

Net Realized and Unrealized Gain on Investments	457,487	1,090,662

Net Increase in Net Assets Resulting from Operations	$1,912,297	$1,140,529

(1)	The Fund commenced operations on December 3, 2018.
(2)	The Fund commenced operations on December 19, 2018.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL

STATEMENTS OF CHANGES IN NET ASSETS

	High Yield Fund	Small Cap Value Sustainability Fund
	Period Ended September 30, 2019(1)	Period Ended September 30, 2019(2)
Operations:
Net Investment Income	$1,454,810	$49,867
Net Realized Gain on Investments	497,206	712,823
Net Unrealized Appreciation (Depreciation) on Investments	(39,719)	377,839

Net Increase in Net Assets Resulting from Operations	1,912,297	1,140,529

Distributions:
Institutional Shares	(1,438,145)	(4,010)
Investor Shares	(1,272)	—

Total Distributions	(1,439,417)	(4,010)

Capital Share Transactions:(3)
Institutional Shares:
Issued	25,936,082	10,883,385
Reinvestment of Distributions	622,931	4,010
Redeemed	(2,429)	(2,046,327)

Increase from Institutional Shares Capital Share Transactions	26,556,584	8,841,068

Investor Shares:
Issued	50,100	100
Reinvestment of Distributions	1,272	—
Redeemed	(10,245)	—

Increase from Investor Shares Capital Share Transactions	41,127	100

Net Increase in Net Assets from Capital Share Transactions	26,597,711	8,841,168

Total Increase in Net Assets	27,070,591	9,977,687

Net Assets:
Beginning of Period	—	—

End of Period	$27,070,591	$9,977,687

(1)	The Funds commenced operations on December 3, 2018.
(2)	The Funds commenced operations on December 19, 2018.
(3)	For share transactions, see Note 6 in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL HIGH YIELD FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

Institutional Shares	Period Ended September 30, 2019*
Net Asset Value, Beginning of Period	$10.00

Income from Operations:
Net Investment Income(1)	0.57
Net Realized and Unrealized Gain	0.17

Total from Operations	0.74

Distributions:
Net Investment Income	(0.56)

Total Distributions	(0.56)

Net Asset Value, End of Period	$10.18

Total Return†	7.53%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$27,030
Ratio of Expenses to Average Net Assets	0.75%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)	2.08%**
Ratio of Net Investment Income to Average Net Assets	6.77%**
Portfolio Turnover Rate	58%***

(1)	Per share calculations were performed using average share for the period.
*	Commenced operations on December 3, 2018.
**	Annualized.
***	Not Annualized.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL HIGH YIELD FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

Investor Shares	Period Ended September 30, 2019*
Net Asset Value, Beginning of Period	$10.00

Income from Operations:
Net Investment Income(1)	0.59
Net Realized and Unrealized Gain	0.14

Total from Operations	0.73

Distributions:
Net Investment Income	(0.54)

Total Distributions	(0.54)

Net Asset Value, End of Period	$10.19

Total Return†	7.51%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$41
Ratio of Expenses to Average Net Assets	1.00%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)	2.38%**
Ratio of Net Investment Income to Average Net Assets	6.94%**
Portfolio Turnover Rate	58%***

(1)	Per share calculations were performed using average share for the period.
*	Commenced operations on December 3, 2018.
**	Annualized.
***	Not Annualized.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

Institutional Shares	Period Ended September 30, 2019*
Net Asset Value, Beginning of Period	$10.00

Income from Operations:
Net Investment Income(1)	0.04
Net Realized and Unrealized Gain	1.10

Total from Operations	1.14

Distributions:
Net Investment Income	—^

Total Distributions	—

Net Asset Value, End of Period	$11.14

Total Return†	11.45%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$9,978
Ratio of Expenses to Average Net Assets	0.98%**
Ratio of Expenses to Average Net Assets (Excluding Waivers)	4.07%**
Ratio of Net Investment Income to Average Net Assets	0.62%**
Portfolio Turnover Rate	131%***

(1)	Per share calculations were performed using average share for the period.
*	Commenced operations on December 19, 2018.
**	Annualized.
***	Not Annualized.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^	Amount Represents less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Period

Investor Shares	Period Ended September 30, 2019*
Net Asset Value, Beginning of Period	$10.00

Income from Operations:
Net Investment Income(1)	0.13
Net Realized and Unrealized Gain	1.01

Total from Operations	1.14

Distributions:
Net Investment Income	—^

Total Distributions	—

Net Asset Value, End of Period	$11.14

Total Return†	11.45%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$—
Ratio of Expenses to Average Net Assets	0.00%**‡
Ratio of Expenses to Average Net Assets (Excluding Waivers)	3.52%**
Ratio of Net Investment Income to Average Net Assets	1.48%**
Portfolio Turnover Rate	131%***

(1)	Per share calculations were performed using average share for the period.
*	Commenced operations on December 19, 2018.
**	Annualized.
***	Not Annualized.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^	Amount represents less than $0.005 per share.
‡

The ratio rounds to 0.00% due to the relative net asset value of Investor Shares. Prospectively, it is expected the ratio of net expenses to average net asset would approximate 1.23% (4.32% excluding waivers).

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL SEPTEMBER 30, 2019

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 28 Funds. The financial statements herein are those of the Mesirow Financial Funds (the “Funds”). The investment objective of the Mesirow Financial High Yield Fund (the “High Yield Fund”) is to seek to provide a high level of current income consistent with the preservation of principal. The investment objective of the Mesirow Financial Small Cap Value Sustainability Fund (formerly, Small Cap Value Fund; the “Small Cap Value Sustainability Fund”) is to seek to provide long-term capital appreciation with less volatility than the U.S. small cap value market. Each of the funds is classified as a diversified investment company. Mesirow Financial Investment Management, Inc. serves as the Funds’ investment adviser (the “Adviser”). The Funds currently offer Institutional and Investor Class Shares. The High Yield Fund and the Small Cap Value Sustainability Fund commenced operations on December 3, 2018, and December 19, 2018, respectively. The financial statements of the remaining Funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL SEPTEMBER 30, 2019

security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL SEPTEMBER 30, 2019

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended September 30, 2019, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended September 30, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended September 30, 2019, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Funds is informed of the dividend

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL SEPTEMBER 30, 2019

if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are apportioned among the Funds of the Trust based on the number of Funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The High Yield Fund distributes its net investment income monthly and makes distributions of its net realized capital gains, if any, at least annually. The Small Cap Value Sustainability Fund distributes its net investment income, and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs of the Fund, including costs of printing the initial prospectus, legal, and registration fees, are being amortized to expense over a twelve month period. As of September 30, 2019, the High Yield Fund and The Small Cap Value Sustainability Fund had $15,201 and $18,344, respectively, remaining to be amortized.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL SEPTEMBER 30, 2019

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended September 30, 2019, the High Yield Fund and the Small Cap Value Sustainability Fund paid $94,836 and $89,795 for these services, respectively.

The Funds have adopted the Distribution Plan (the “Plan”) for the Investor Shares. Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the Investor Shares as compensation for distribution and shareholder services. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to financial intermediaries. The Trust intends to operate the Plan in accordance with its terms and with Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

DST Systems, Inc., serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the High Yield Fund and the Small Cap Value Sustainability Fund at a fee calculated at an annual rate of 0.55% and 0.75%, respectively of the Funds’ average daily net assets.

For each Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Fund’s total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses and non-routine expenses (collectively, “excluded expenses”)) for Institutional Shares and Investor Shares from exceeding certain levels as set forth below until January 31, 2020. This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2020. In addition, the Advisor may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses)

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are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. Accordingly, the contractual expense limitations for each Fund are as follows:

	Institutional Shares	Investor Shares
High Yield Fund	0.75%	1.00%
Small Cap Value Sustainability Fund	0.98%	1.23%

At September 30, 2019, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

2022
High Yield Fund	$ 284,974
Small Cap Value Sustainability Fund	$ 247,027

6. Shares Transactions:

High Yield Fund	Period Ended September 30, 2019(1)
Institutional Shares
Issued	2,592,166
Reinvestment of Distributions	62,044
Redeemed	(238)

Net Institutional Shares Capital Share Transactions	2,653,972

Investor Shares
Issued	4,883
Reinvestment of Distributions	125
Redeemed	(1,005)

Net Investor Shares Capital Share Transactions	4,003

Net Increase in Shares Outstanding	2,657,975

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Small Cap Value Sustainability Fund	Period Ended September 30, 2019(2)
Institutional Shares
Issued	1,080,405
Reinvestment of Distributions	416
Redeemed	(184,916)

Net Institutional Shares Capital Share Transactions	895,905

Investor Shares
Issued	10
Reinvestment of Distributions	—
Redeemed	—

Net Investor Shares Capital Share Transactions	10

Net Increase in Shares Outstanding	895,915

(1)	The Fund commenced operations on December 3, 2018.
(2)	The Fund commenced operations on December 19, 2018.

Amount designated as “-“ are $0 or have been rounded to $0.

7. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the period ended September 30, 2019, were as follows:

	Purchases	Sales
High Yield Fund	$36,352,524	$13,354,206
Small Cap Value Sustainability Fund	21,592,405	12,982,659

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. To the extent these differences are permanent, they are charged or credited to distributable earnings or paid-in-capital, as appropriate, in the period that the differences arise. The permanent difference in the current year is primarily attributable to different treatment for gains and losses on paydowns of mortgage and asset backed securities for tax purposes. During the year ended September 30, 2019, there were no permanent differences.

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The tax character of dividends and distributions paid during the period ended September 30, 2019 was as follows:

	Ordinary Income	Total
High Yield Fund
2019	$1,439,417	$1,439,417
Small Cap Value Sustainability Fund
2019	4,010	4,010

As of September 30, 2019, the components of Distributable Earnings on a tax basis were as follows:

	High Yield Fund	Small Cap Value Sustainability Fund
Undistributed Ordinary Income	$512,598	$766,572
Unrealized Appreciation (Depreciation)	(39,719)	369,948
Other Temporary Differences	1	(1)

Total Net Distributable Earnings	$472,880	$1,136,519

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments (including foreign currency and derivatives, if applicable) held by the Funds at September 30, 2019, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
High Yield Fund	$26,648,484	$603,921	$(643,640)	$(39,719)
Small Cap Value Sustainability Fund	9,327,023	653,538	(283,590)	369,948

9. Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

Asset-Backed Securities Risk (High Yield Fund) — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

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Bank Loans Risk (High Yield Fund) — Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Below Investment Grade Securities (Junk Bonds) Risk (High Yield Fund) — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Convertible Securities and Preferred Stocks Risk (High Yield Fund) — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk (High Yield Fund) — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk (High Yield Fund) — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk (High Yield Fund) — The Fund’s use of futures, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of OTC options and swaps is also subject to credit risk and valuation risk. Valuation risk is described below.

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Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk (High Yield Fund) — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Equity Market Risk (High Yield Fund and Small Cap Value Sustainability Fund) — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk (High Yield Fund and Small Cap Value Sustainability Fund) — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Extension Risk (High Yield Fund) — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk (High Yield Fund) — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Currency Risk (High Yield Fund) — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

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Foreign Investment/Emerging Markets Risk (High Yield Fund) — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk (High Yield Fund) — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk (High Yield Fund and Small Cap Value Sustainability Fund) — The risk that the Fund’s investment strategy may underperform other segments of the equity markets or the equity markets as a whole.

Large Capitalization Risk (High Yield Fund) — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage Risk (High Yield Fund) — The Fund’s use of borrowing, derivatives and when-issued, delayed delivery or forward commitment transactions may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and, in certain cases, the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. In the case of borrowings, the Fund may experience losses if its borrowing costs exceed the investment returns on the securities purchased with the borrowed money. The Fund’s use of leverage may result in a heightened risk of investment loss.

Liquidity Risk (High Yield Fund and Small Cap Value Sustainability Fund) — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk (High Yield Fund) — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole.

Master Limited Partnerships (MLPs) Risk (High Yield Fund) — MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or

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other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

Money Market Instruments Risk (High Yield Fund and Small Cap Value Sustainability Fund) — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

Mortgage-Backed Securities Risk (High Yield Fund) — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancing and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally

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be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Municipal Securities Risk (High Yield Fund) — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

New Fund Risk (High Yield Fund and Small Cap Value Sustainability Fund) — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Portfolio Turnover Risk (Small Cap Value Sustainability Fund) — The Fund is subject to portfolio turnover risk because it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Prepayment Risk (High Yield Fund) — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Privately Issued Securities Risk (High Yield Fund) — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

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Sector Emphasis Risk (Small Cap Value Sustainability Fund) — The securities of companies in the same business sector, if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.

Small Capitalization Companies Risk (High Yield Fund and Small Cap Value Sustainability Fund) — Small capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. Small capitalization stocks may be traded over-the-counter or listed on an exchange.

U.S. Government Securities Risk (High Yield Fund) — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Valuation Risk (High Yield Fund and Small Cap Value Sustainability Fund) — The risk that a security may be difficult to value. The Fund may value certain securities at a price higher than the price at which they can be sold.

Value Style Risk (Small Cap Value Sustainability Fund) — Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations, is wrong, the Fund could suffer losses or produce poor performance relative to other funds.

Warrants and Rights Risk (High Yield Fund) — Warrants and rights may be more speculative than other types of investments. The price of a warrant or right may be more volatile than the price of its underlying security, and a warrant or right may offer greater potential for capital appreciation as well as capital loss. A warrant or right ceases to have value if it is not exercised prior to its expiration date.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk (High Yield Fund) — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery.

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10. Other:

At September 30, 2019, the percentage of total shares outstanding held by shareholders of the Funds owning 10% or greater of the aggregate total shares outstanding was as follows:

	No. of Shareholders	% Ownership
High Yield Fund

Institutional Shares	1	85%

Investor Share	1	100%

Small Cap Value Sustainability Fund

Institutional Shares	2	85%

Investor Share	1	100%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. New Accounting Pronouncement:

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management elected to early adopt the removal of certain disclosures and delay the adoption of additional disclosure until the effective date.

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of September 30, 2019.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund III and Shareholders of Mesirow Financial High Yield Fund, and Mesirow Financial Small Cap Value Sustainability Fund (formerly, Mesirow Financial Small Cap Value Fund)

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds indicated in the table below (two of the Funds constituting The Advisors’ Inner Circle Fund III, hereafter collectively referred to as the “Funds”) as of September 30, 2019, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2019, the results of each of their operations for the year then ended, the changes in its net assets for each of the periods indicated in the table below, and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statements of operations	Statements of changes in net assets
Mesirow Financial High Yield Fund	For the period December 3, 2018 to September 30, 2019	For the period December 3, 2018 to September 30, 2019
Mesirow Financial Small Cap Value Sustainability Fund (formerly, Mesirow Financial Small Cap Value Fund)	For the period December 19, 2018 to September 30, 2019	For the period December 19, 2018 to September 30, 2019

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

November 27, 2019

We have served as the auditor of one or more investment companies in Mesirow Financial Investment Management, Inc. since 2019.

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TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND III (Unaudited)

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.” Mr. Doran is a Trustee who

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years
INTERESTED TRUSTEES2 3
WILLIAM M. DORAN (Born: 1940)	Chairman of the Board of Trustees (since 2014)

Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Secretary of SEI Investments since 1978.

INDEPENDENT TRUSTEES[3]
JON C. HUNT (Born: 1951)	Trustee and Lead Independent Trustee (since 2014)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.
THOMAS P. LEMKE (Born: 1954)	Trustee (since 2014)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.
JAY C. NADEL (Born: 1958)	Trustee (since 2016)	Self-Employed Consultant since 2004. Executive Vice President, Bank of New York Broker Dealer from 2002 to 2004. Partner/Managing Director, Weiss Peck & Greer/Robeco from 1986 to 2001.
RANDALL S. YANKER (Born: 1960)	Trustee (since 2014)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.
1

Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
3	Trustees oversee 28 funds in The Advisors’ Inner Circle Fund III.

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may be an “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-833-637-4769. The following chart lists Trustees and Officers as of September 30, 2019.

Other Directorships

Held in the Past Five Years4

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments, SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd., SEI Investments – Unit Trust Management (UK) Limited and SEI Investments Co. Director of the Distributor.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of SEI Liquid Asset Trust to 2016. Trustee of Winton Series Trust to 2017. Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds and Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Member of Independent Committee of Nuveen Commodities Asset Management to 2016. Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, JP Morgan Active Exchange-Traded Funds and Symmetry Panoramic Trust.

Former Directorships: Trustee of Munder Funds to 2014. Trustee of Victory Funds to 2015. Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of Winton Series Trust and AXA Premier VIP Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust.

Former Directorships: Trustee of Rochdale Investment Trust to 2013. Trustee of Winton Series Trust to 2017. Director of Lapolla Industries, Inc. to 2017. Trustee of Winton Diversified Opportunities Funds (closed-end investment company) to 2018.

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust and Schroder Global Series Trust. Independent Non-Executive Director of HFA Holdings Limited.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Funds (closed-end investment company) to 2018.

4

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL SEPTEMBER 30, 2019

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years
OFFICERS
MICHAEL BEATTIE (Born: 1965)	President (since 2014)	Director of Client Service, SEI Investments Company, since 2004.
JAMES BERNSTEIN (Born: 1962)	Vice President and Assistant Secretary (since 2017)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

JOHN BOURGEOIS (Born: 1973)	Assistant Treasurer (since 2017)	Funds Accounting Manager, SEI Investments, since 2000.
STEPHEN CONNORS (Born: 1984)	Treasurer, Controller and Chief Financial Officer (since 2015)	Director, SEI Investments, Funds Accounting, since 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014.
DIANNE M. DESCOTEAUX (Born: 1977)	Vice President and Secretary (since 2014)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP, from 2006 to 2010.
RUSSELL EMERY (Born: 1962)	Chief Compliance Officer (since 2014)

Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL SEPTEMBER 30, 2019

Other Directorships

Held In the Past Five Years

None.

None.

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL SEPTEMBER 30, 2019

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years
OFFICERS (continued)
MATTHER M. MAHER (Born: 1975)	Vice President and Assistant Secretary (since 2018)

Counsel at SEI Investments since 2018. Attorney, Blank Rome LLP, from 2015 to 2018. Assistant Counsel & Vice President, Bank of New York Mellon, from 2013 to 2014. Attorney, Dilworth Paxson LLP, from 2006 to 2013.

ROBERT MORROW (Born: 1968)	Vice President (since 2017)	Account Manager, SEI Investments, since 2007.
BRIDGET E. SUDALL (Born: 1980)	Privacy Officer (since 2015) Anti-Money Laundering Officer (since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL SEPTEMBER 30, 2019

Other Directorships

Held in the Past Five Years

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL SEPTEMBER 30, 2019

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual Funds have operating expenses. As a shareholder of a mutual Fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual Funds’ gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual Funds’ average net assets; this percentage is known as the mutual Funds’ expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual Funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from April 1, 2019 to September 30, 2019.

The table on the next page illustrates your Funds’ costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Funds’ gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Funds’ costs with those of other mutual Funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual Funds to make this 5% calculation. You can assess your Funds’ comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual Funds.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL SEPTEMBER 30, 2019

DISCLOSURE OF FUND EXPENSES (Unaudited) – concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Funds’ actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 4/01/19	Ending Account Value 9/30/19	Annualized Expense Ratios		Expenses Paid During Period*
High Yield Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,039.20	0.75%		$3.83
Investor Shares	1,000.00	1,039.10	1.00%		5.16
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,021.31	0.75%		$3.80
Investor Shares	1,000.00	1,020.00	1.00%		5.11
Small Cap Value Sustainability Fund
Actual Fund Return
Institutional Shares	$1,000.00	$1,013.60	0.98%		$4.95
Investor Shares	1,000.00	1,013.60	1.23	%(1)	4.95
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,020.16	0.98%		$4.96
Investor Shares	1,000.00	1,025.07	1.23	%(1)	4.96

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

(1)	The share class is expected to run at the expense limit of 1.23% when assets are contributed.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL SEPTEMBER 30, 2019

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have a September 30, 2019 tax year end, this notice is for informational purposes only. For shareholders with a September 30, 2019 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal period ended September 30, 2019, the Fund is designating the following items with regard to distributions paid during the period.

	Long Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Dividends Qualifying for Corporate Dividend Received Deduction(1)
High Yield Fund	0.00%	100.00%	100.00%	0.27%
Small Cap Value Sustainability Fund	0.00%	100.00%	100.00%	11.33%

	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Qualified Short-Term Capital Gain(5)
High Yield Fund	0.00%	0.00%	0.00%	0.00%
Small Cap Value Sustainability Fund	11.02%	0.00%	0.00%	0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3) “U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income.

(4) The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of ordinary income distributions. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.

(5) The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distributions that is exempted from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2019. Complete information will be computed and reported in conjunction with your 2019 Form 1099-DIV.

Mesirow Financial Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-833-637-4769

Investment Adviser:

Mesirow Financial Investment Management, Inc.

353 N. Clark Street

Chicago, Illinois 60654

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

MES-AR-001-0100

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics, dated October 2017, that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics since this code of ethics was adopted.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel is “independent” as that term is defined in Form N-CSR Item 3 (a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to The Advisors’ Inner Circle Fund III (the “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the two fiscal years as follows:

		2019			2018
		All fees and services to the Registrant that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$530,415	$0	$0	$378,215	$0	N/A
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$60,100	$0	$0	$45,000
(d)	All Other Fees	$0	$0	$10,000	$0	$0	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert; provided, that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed by PwC applicable to non-audit services pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) were as follows:

	2019	2018
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $70,100 and $45,000 for 2019 and 2018, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR §270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR §270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR §270.30a-15(b) or §240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR §270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR §270.30a-2(a)), is filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR §270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: December 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: December 6, 2019

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and Chief Financial Officer

Date: December 6, 2019